Transactions with Related Parties, Frontier Services Agreement (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Frontier Tankers Corp [Member] | Frontier Services Agreement [Member]
Services Agreement [Abstract]
Quarterly services fee	$ 900